Condensed Consolidated Statement of Comprehensive Income (unaudited) - SEK (kr) kr in Millions		3 Months Ended			6 Months Ended		12 Months Ended
		Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Condensed Consolidated Statement of Comprehensive Income (unaudited)
Interest income		kr 4,724	kr 4,043	kr 994	kr 8,767	kr 1,679	kr 6,729
Interest expenses		(4,000)	(3,410)	(489)	(7,410)	(689)	(4,550)
Net interest income		724	633	505	1,357	990	2,179
Net fee and commission expense		(13)	(7)	(8)	(20)	(15)	(31)
Net results of financial transactions		(48)	(50)	(92)	(98)	(262)	69
Total operating income		663	576	405	1,239	713	2,217
Personnel expenses		(105)	(101)	(102)	(206)	(194)	(402)
Other administrative expenses		(59)	(56)	(56)	(115)	(112)	(216)
Depreciation and impairment of non-financial assets		(17)	(16)	(15)	(33)	(29)	(94)
Total operating expenses		(181)	(173)	(173)	(354)	(335)	(712)
Operating profit before credit losses		482	403	232	885	378	1,505
Net credit losses		(256)	17	(19)	(239)	(17)	(34)
Operating profit		226	420	213	646	361	1,471
Tax expenses		(47)	(86)	(42)	(133)	(74)	(305)
Net profit	[1]	179	334	171	513	287	1,166
Items to be reclassified to profit or loss
Derivatives in cash flow hedges		(39)	11		(28)		(122)
Tax on items to be reclassified to profit or loss		8	(2)		6		25
Net items to be reclassified to profit or loss		(31)	9		(22)		(97)
Items not to be reclassified to profit or loss
Own credit risk		12	9	(6)	21	64	99
Revaluation of defined benefit plans		0	0	16	0	46	43
Tax on items not to be reclassified to profit or loss		(2)	(2)	(3)	(4)	(24)	(30)
Net items not to be reclassified to profit or loss		10	7	7	17	86	112
Total other comprehensive income		(21)	16	7	(5)	86	15
Total comprehensive income	[1]	kr 158	kr 350	kr 178	kr 508	kr 373	kr 1,181
Basic earnings per share (in SEK per share)	[2]	kr 45	kr 84	kr 43	kr 129	kr 72	kr 292
Diluted earnings per share (in SEK per share)	[2]	kr 45	kr 84	kr 43	kr 129	kr 72	kr 292

[1]	The entire profit is attributable to the shareholder of the Parent Company.
[2]	Net profit divided by average number of shares, which amounts to 3,990,000 for each period.